RELATED PARTIES	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
3. RELATED PARTIES

During July 2013, the Company entered into a one-year lease for office space with an entity that is 12% owned by the Chief Executive Officer (“CEO”) of the Company. The Company incurred expenses of $10,422 to this entity during the nine months ended September 30, 2014.

During the nine months ended September 30, 2014, the Company’s CEO loaned the Company $220,000 (of which $105,000 has been repaid). The loans bear interest at 1%. At September 30, 2014, $115,000 of the loans are outstanding and owed to the CEO and due in December 2014.

During the nine months ended September 30, 2014, the Company’s CFO loaned the Company $30,107 (of which $15,107 has been repaid). The loans bear interest at 1%. At September 30, 2014, $15,000 of the loans are outstanding and owed to the CFO and due in December 2014.

During the nine months ended September 30, 2014, a Director of the Company loaned the Company $250,000, of which $150,000 is payable on demand and $100,000 is due in December 2014. The loans bear interest at 1%.

4. RELATED PARTIES

On August 1, 2013, a related party sold fixed assets totaling $21,030 to the Company.

During July 2013, the Company entered into a one-year lease with an entity that is 12% owned by the Chief Executive Officer (“CEO”) of the Company. The Company incurred expenses of $18,465 to this entity during the year ended December 31, 2013.

The Company received unsecured, non-interest bearing demand loans totaling $2,000 during the year ended December 31, 2012 from the Company’s former CEO. These loans were forgiven and contributed as capital during 2012.

On August 20, 2012, a related party contributed capital of $2,800 by paying for audit and accounting services on behalf of the Company.